Other Non-Current Assets	12 Months Ended
Jun. 30, 2022
Disclosure Text Block Supplement [Abstract]
OTHER NON-CURRENT ASSETS
7.	Other non-current assets

	As of June 30,
	2022	2021
Prepayment of developing a metaverse platform	4,597,232	-
Prepayment of developing non-fungible tokens (“NFTs”)	2,800,000	-
Prepaid consulting fees	925,933	-
Prepaid renovation expenses	886,367	-
Prepayment of copyright licenses	580,000	-
Prepaid royalties	95,798	-
Security deposit	55,425	-
Others	68,445	-
Total	$10,009,200	$-

As of June 30, 2022, other non-current assets mainly consisted of the prepayment on two development projects from third parties.

(a)	The development of a metaverse platform includes the service of platform planning, design, platform framework and related system development from February 8, 2022 to December 31, 2022 for a total cash consideration of $4,600,000.

(b)	The development of NFTs includes the service of planning, designing, and developing no less than 30 NFT products and no less than five metaverse battle scenes with the theme of martial arts and street dance from April 10, 2022 to April 9, 2023 for a total cash consideration of $4,000,000.